ALLIANCE BALANCED SHARES

SEMI-ANNUAL REPORT
JANUARY 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                                 ALLIANCE BALANCED SHARES
_______________________________________________________________________________

March 27, 1998

Dear Shareholder:

This semi-annual report contains an update of Alliance Balanced Shares investment results and market activity for the period ended January 31, 1998.

INVESTMENT RESULTS
As you can see from the following chart, Alliance Balanced Shares Class A shares outperformed its composite benchmark (comprised of 60% S&P 500 Stock Index, 25% Lehman Brothers Government/Corporate Bond Index, 15% Salomon Brothers 1-Year Treasury Index) for both the six month and 12 month periods ended January 31, 1998. Your Fund's Class A shares achieved a total return of 6.06% at net asset value (NAV) for the six month period and 22.47% at NAV for the 12 month period ended January 31, 1998. The composite benchmark posted returns of 3.86% and 19.88% for the same six and 12 month time frames.

During 1997, a decline in inflation expectations, which benefits growth stocks more than others, caused the largest and most expensive growth stocks to become even more overvalued. In mid-year, as some large growth stocks had earnings shortfalls, we continued to shy away from ownership of the more expensive growth stocks and concentrated on their more modestly valued peers. Thus, in the most recent six month period, we were able to exhibit higher returns than such benchmarks as the S&P 500 Stock Index.

Significant positions that contributed to the Fund's outperformance of its peer groups included ITT Corp., Cablevision Systems Corp., FPL Group, Inc. and an overweighted position in oil service and drilling stocks. The bulk of this outperformance occurred in the second half of the year.

INVESTMENT RESULTS*
Periods Ended January 31, 1998
                                     TOTAL RETURNS
                                6 MONTHS     12 MONTHS
                                --------     ---------
ALLIANCE BALANCED SHARES
   Class A                        6.06%        22.47%
   Class B                        5.74%        21.62%
   Class C                        5.72%        21.65%

S&P 500 STOCK INDEX               3.56%        26.90%

LEHMAN BROTHERS GOVERNMENT/
   CORPORATE BOND INDEX           5.12%        11.17%

SALOMON BROTHERS 1-YEAR
   TREASURY BOND INDEX            2.97%         6.29%

COMPOSITE:
   60% S&P 500/25% LB Gov.'t/
   Corp. Bond Index/15% SB
   1-Year Treasury Bond Index     3.86%        19.88%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF JANUARY 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE LEHMAN BROTHERS GOVERNMENT/ CORPORATE BOND INDEX REPRESENTS A COMBINATION OF THE GOVERNMENT BOND INDEX AND THE CORPORATE BOND INDEX. THE SALOMON BROTHERS TREASURY INDEX REPRESENTS PERFORMANCE OF TREASURY BILLS WITH 1-YEAR MATURITIES. THE COMPOSITE REPRESENTS A BLENDED INDEX AS INDICATED. ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


1


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

Your Fund's Class A shares outperformed the Lipper Average for Balanced Funds during the six and 12 month periods ended January 31, 1998.

                                          TOTAL RETURNS FOR THE PERIODS
                                             ENDED JANUARY 31, 1998*
                                      6 MONTHS   1 YEAR   5 YEARS   10 YEARS
                                      --------  --------  --------  --------
ALLIANCE BALANCED SHARES
  Class A Shares                        6.06%    22.47%    12.27%    11.18%
LIPPER AVERAGE FOR BALANCED FUNDS       2.73%    16.52%    13.01%    12.60%


* THE 6 MONTH AND 1 YEAR RETURNS ARE BASED ON CUMULATIVE TOTAL RETURNS WHILE THE 5 AND 10 YEAR RETURNS ARE BASED ON ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 1998. LIPPER RETURNS ARE BASED ON TOTAL RETURNS AT NET ASSET VALUE, WITHOUT THE IMPOSITION OF THE MAXIMUM 4.25% SALES CHARGE, WHICH WOULD REDUCE TOTAL RETURN FIGURES. THE TOTAL NUMBER OF FUNDS IN THE LIPPER BALANCED FUNDS CATEGORY FOR EACH TIME FRAME LISTED ABOVE ARE: 6 MONTHS, 380 FUNDS; 1 YEAR, 361 FUNDS; 5 YEARS, 110 FUNDS; AND 10 YEARS, 49 FUNDS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.


ECONOMIC OUTLOOK
The stock market continues to navigate between a very strong domestic economy, with almost no inflation, and a weak situation in Asia. Equities continue to be priced as if these forces will continue in balance and allow for decent earnings growth with low interest rates. If this occurs, it would extend the nearly perfect economic conditions of the last few years which have seen the S&P 500 Stock Index increase by over 120% since the end of 1994.

PORTFOLIO STRATEGY
It would appear to us that the downside risks of the market reside with those companies that are major exporters to third world and emerging nations. Therefore, we remain cautious about multinational firms whose stock prices do not reflect the possibility of serious slowdowns in their overseas markets for technology, capital goods and consumer products. We continue to seek out the stocks of companies with primarily secular growth potential plus a reasonable valuation. We rely on Alliance's substantial internal research capabilities in helping us to select stocks that we expect to deliver superior performance.

As always, we appreciate your interest and investment in Alliance Balanced Shares and look forward to reporting its progress to you in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Portfolio Manager


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE BALANCED SHARES
_______________________________________________________________________________

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. It invests principally in a diversified portfolio of equity and fixed income securities such as common and preferred stocks, U.S. Government and agency obligations, bonds and senior debt securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      22.47%         17.25%
Five Years                    12.27%         11.30%
Ten Years                     11.18%         10.70%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      21.62%         17.62%
Five Years                    11.41%         11.41%
Since Inception*              11.29%         11.29%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      21.65%         20.65%
Since Inception*              12.02%         12.02%


SEC AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM OFFERING PRICE) AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)

              CLASS A   CLASS B   CLASS C
              --------  --------  --------
1 Year         21.69%    22.07%    25.09%
5 Year         11.79%    11.88%      n/a
10 Year        11.31%      n/a       n/a


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1; 3% year 2; 2% year 3; 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception: 6/8/32, Class A; 2/4/91, Class B; 5/3/93, Class C. n/a: not applicable.


3


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

ALLIANCE BALANCED SHARES . . .
SEEKING TO PROVIDE CURRENT INCOME FOR TODAY AND
GROWTH OF CAPITAL FOR THE FUTURE

Alliance Balanced Shares seeks high total return through a combination of current income and capital appreciation.

The Fund strives to achieve higher returns and lower volatility than a benchmark portfolio comprised of 60% stocks, 25% government and corporate bonds and 15% Treasury bills.

We do not focus on short-term performance, nor do we strive to outperform other balanced funds, many of which are much more aggressively structured.

As the charts illustrate, Alliance Balanced Shares' asset allocation shifts with changing market conditions. The changes, however, should be neither dramatic nor frequent, and should not involve significant risk relative to the benchmark noted above.

Stocks will generally comprise about 60% of the portfolio under normal market conditions. At times, however, stocks may make up to 75% of the portfolio. At least 25% of the portfolio will normally be comprised of fixed-income securities.

Within the equity portion of the portfolio, we seek to outperform the stock market without taking undue risk. Stock selection emphasizes investments with attractive expected return--but always within the context of a diversified portfolio. Further, a preponderance of the portfolio will generally be invested in high-quality, financially strong, dividend-paying companies.

The balance of the portfolio is comprised of U.S. Government and government agency securities mixed with high-quality asset-backed and corporate bonds. Our primary objectives in the fixed-income portfolio are to generate a high, steady income stream and to provide stability for the net asset value. The Fund may also invest up to 15% in foreign equity and fixed income securities.

We believe that this investment policy will serve the Fund's investors very well over time.

SIX-MONTH SNAPSHOTS: THE COMPOSITION OF YOUR FUND'S PORTFOLIO

     1/31/97     7/31/97     1/31/98

U.S. GOVERNMENT & MORTGAGES: 23.3%
U.S. GOVERNMENT & MORTGAGES: 21.3%
U.S. GOVERNMENT & MORTGAGES: 26.6%

CORPORATE BONDS: 13.9%
CORPORATE BONDS: 15.6%
CORPORATE BONDS: 9.1%

CASH: 3.1%
CASH: 0.6%
CASH: 6.2%

STOCKS: 60.5%
STOCKS: 61.7%
STOCKS: 58.1%


4


TEN LARGEST HOLDINGS
JANUARY 31, 1998 (UNAUDITED)                           ALLIANCE BALANCED SHARES
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                              VALUE          NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                              $28,037,843           18.1%
U.S. Treasury Bond, 6.125%, 11/15/27               8,128,007            5.2
MBNA Corp.                                         3,669,258            2.4
Chase Manhattan Corp.                              3,644,375            2.4
MGIC Investment Corp.                              3,313,625            2.1
RJR Nabisco Holdings Corp.                         3,307,500            2.1
USX-Marathon Group                                 2,919,937            1.9
FPL Group, Inc.                                    2,868,750            1.9
WorldCom, Inc.                                     2,700,826            1.7
First Data Corp.                                   2,646,000            1.7
                                                 $61,236,121           39.5%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                      SHARES* OR PRINCIPAL
                                                -------------------------------
PURCHASES                                           BOUGHT     HOLDINGS 1/31/98
-------------------------------------------------------------------------------
Chase Manhattan Corp.                                 34,000         34,000
Commonwealth of Australia, 10.00%, 10/15/07       $2,750,000     $2,750,000
First Data Corp.                                      86,400         86,400
FPL Group, Inc.                                       50,000         50,000
Railcar Leasing LLC, 7.125%, 1/15/13              $2,000,000     $2,000,000
Tele-Communications, Inc., 9.80%, 2/01/12         $1,650,000     $1,650,000
U.S. Treasury Bond, 6.125%, 11/15/27              $7,785,000     $7,785,000
U.S. Treasury Note, 6.25%, 4/30/01                $7,250,000    $11,700,000
U.S. Treasury Note, 6.50%, 8/31/01                $6,900,000     $6,900,000
U.S. Treasury Note, 6.50%, 5/31/02                $4,800,000     $8,550,000


SALES                                                SOLD      HOLDINGS 1/31/98
-------------------------------------------------------------------------------
Baker Hughes, Inc.                                    48,000             -0-
Halliburton Co.                                       50,000             -0-
ITT Corp.                                             50,000             -0-
Life Re Corp.                                         39,500             -0-
Time Warner, Inc.                                     50,000             -0-
Travelers Group, Inc.                                 13,914         18,086
U.S. Treasury Bond, 6.625%, 2/15/27               $2,460,000             -0-
U.S. Treasury Note, 6.125%, 8/31/98              $11,575,000             -0-
U.S. Treasury Note, 6.875%, 5/15/06               $2,650,000             -0-
Warner-Lambert Co.                                14,700,000             -0-


*    Adjusted for stock splits.


5


PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998 (UNAUDITED)                           ALLIANCE BALANCED SHARES
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-58.1%
FINANCE-11.0%
BANKING - MONEY CENTER-3.4%
Chase Manhattan Corp.                            34,000      $ 3,644,375
Citicorp                                         14,000        1,666,000
                                                             ------------
                                                               5,310,375

BROKERAGE & MONEY MANAGEMENT-1.0%
Morgan Stanley, Dean Witter, Discover and Co.    26,000        1,517,750

INSURANCE-1.5%
American International Group, Inc.                8,600          948,687
Hartford Life, Inc. Cl.A                         11,000          470,938
Travelers Group, Inc.                            18,086          895,257
                                                             ------------
                                                               2,314,882

MISCELLANEOUS-5.1%
Household International, Inc.                     7,900          983,550
MBNA Corp.                                      118,125        3,669,258
MGIC Investment Corp.                            49,000        3,313,625
                                                             ------------
                                                               7,966,433
                                                             ------------
                                                              17,109,440

CONSUMER SERVICES-7.6%
AIRLINES-0.8%
Northwest Airlines Corp. Cl.A (a)                21,000        1,189,125

BROADCASTING & CABLE-1.6%
A.H. Belo Corp. Series A                         19,500        1,046,906
Cablevision Systems Corp. Cl.A (a)               17,000        1,502,375
                                                             ------------
                                                               2,549,281

ENTERTAINMENT & LEISURE-0.6%
Harley-Davidson, Inc.                            35,000          879,375

PRINTING & PUBLISHING-1.4%
Gannett Co., Inc.                                19,000        1,149,500
Reuters Holdings Plc Cl.B (ADR) (b)              20,000        1,070,000
                                                             ------------
                                                               2,219,500

RETAIL - GENERAL MERCHANDISE-3.2%
Dayton Hudson Corp.                              20,350        1,463,928
Federated Department Stores, Inc. (a)            40,800        1,728,900
Home Depot, Inc.                                 27,900        1,682,719
                                                             ------------
                                                               4,875,547
                                                             ------------
                                                              11,712,828

HEALTH CARE-7.3%
BIOTECHNOLOGY-1.2%
Centocor, Inc. (a)                               35,000        1,403,281
Genzyme Corp. (a)                                15,000          400,781
                                                             ------------
                                                               1,804,062

DRUGS-3.4%
American Home Products Corp.                     13,000        1,240,688
Merck & Co., Inc.                                20,800        2,438,800
Schering-Plough Corp.                            22,900        1,657,387
                                                             ------------
                                                               5,336,875

MEDICAL PRODUCTS-1.0%
Baxter International, Inc.                       18,000        1,002,375
Becton, Dickinson & Co.                          10,000          631,250
                                                             ------------
                                                               1,633,625

MEDICAL SERVICES-1.7%
PacifiCare Health Systems, Inc. Cl.B (a)         28,000        1,624,875
United Healthcare Corp.                          19,000          973,750
                                                             ------------
                                                               2,598,625
                                                             ------------
                                                              11,373,187

ENERGY-7.3%
DOMESTIC INTEGRATED-1.9%
USX-Marathon Group                               87,000        2,919,937


6


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
DOMESTIC PRODUCERS-2.4%
Apache Corp.                                     39,500      $ 1,308,437
Enron Oil & Gas Co.                              24,000          480,000
Gulf Canada Resources, Ltd. (a)(c)              147,600          793,350
Murphy Oil Corp.                                 15,000          749,063
Union Pacific Resources Group, Inc.              20,000          447,500
                                                             ------------
                                                               3,778,350

OIL SERVICE-2.9%
Nabors Industries, Inc. (a)                      33,900          811,481
Noble Drilling Corp. (a)                         56,500        1,511,375
Santa Fe International Corp.                     20,500          749,531
Schlumberger, Ltd.                               13,500          994,782
Transocean Offshore, Inc.                         9,800          389,550
                                                             ------------
                                                               4,456,719

MISCELLANEOUS-0.1%
AES Corp. (a)                                     1,700           72,781
                                                             ------------
                                                              11,227,787

TECHNOLOGY-7.3%
COMMUNICATIONS EQUIPMENT-0.8%
Nokia Corp. (ADR) (d)                            16,000        1,216,000

COMPUTER HARDWARE-1.4%
Compaq Computer Corp.                            44,800        1,346,800
Hewlett-Packard Co.                              14,000          840,000
                                                             ------------
                                                               2,186,800

COMPUTER SERVICES-2.5%
Electronic Data Systems Corp.                    27,700        1,153,012
First Data Corp.                                 86,400        2,646,000
                                                             ------------
                                                               3,799,012

NETWORKING SOFTWARE-1.1%
CISCO Systems, Inc. (a)                          27,000        1,703,531

SEMI-CONDUCTOR COMPONENTS-1.5%
Altera Corp. (a)                                 13,500          462,797
Atmel Corp. (a)                                  51,300          828,816
Xilinx, Inc. (a)                                 27,000        1,025,156
                                                             ------------
                                                               2,316,769
                                                             ------------
                                                              11,222,112

CONSUMER STAPLES-5.3%
COSMETICS-0.6%
Avon Products, Inc.                              15,000          900,000

FOOD-1.3%
Campbell Soup Co.                                23,200        1,241,200
Tyson Foods, Inc. Cl.A                           46,000          830,875
                                                             ------------
                                                               2,072,075

HOUSEHOLD PRODUCTS-0.6%
Viad Corp.                                       48,000          954,000

TOBACCO-2.8%
Loews Corp.                                      10,000          998,125
RJR Nabisco Holdings Corp.                      105,000        3,307,500
                                                             ------------
                                                               4,305,625
                                                             ------------
                                                               8,231,700

UTILITIES-4.4%
ELECTRIC & GAS UTILITY-1.9%
FPL Group, Inc.                                  50,000        2,868,750

TELEPHONE UTILITY-2.5%
Teleport Communications Group, Inc. Cl.A (a)     21,100        1,177,644
WorldCom, Inc. (a)                               75,350        2,700,826
                                                             ------------
                                                               3,878,470
                                                             ------------
                                                               6,747,220

BASIC INDUSTRIES-2.4%
CHEMICALS-1.7%
E.I. Du Pont de Nemours & Co.                    29,100        1,647,787
Praxair, Inc.                                    21,600          895,050
                                                             ------------
                                                               2,542,837


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE BALANCED SHARES
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
CONTAINERS-0.4%
Sealed Air Corp. (a)                             10,400      $   653,900
PAPER & FOREST PRODUCTS-0.3%
Jefferson Smurfit Corp. (a)                      17,400          266,438
Stone Container Corp. (a)                        20,000          255,000
                                                             ------------
                                                                 521,438
                                                             ------------
                                                               3,718,175

MULTI INDUSTRY COMPANIES-2.2%
Tyco International, Ltd.                         56,000        2,485,000
U.S. Industries, Inc.                            33,000          926,063
                                                             ------------
                                                               3,411,063

CAPITAL GOODS-2.0%
POLLUTION CONTROL-1.1%
USA Waste Services, Inc. (a)                     24,000          882,000
Waste Management, Inc.                           37,000          869,500
                                                             ------------
                                                               1,751,500

MISCELLANEOUS-0.9%
United Technologies Corp.                        17,300        1,412,113
                                                             ------------
                                                               3,163,613

CONSUMER MANUFACTURING-0.7%
APPLIANCES-0.5%
Sunbeam Corp.                                    20,000          758,750

AUTO & RELATED-0.2%
Republic Industries, Inc. (a)                    14,600          305,688
                                                             ------------
                                                               1,064,438

AEROSPACE & DEFENSE-0.6%
AEROSPACE-0.6%
General Dynamics Corp.                           11,000          948,750

Total Common Stocks
  (cost $77,289,133)                                          89,930,313


                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
DEBT OBLIGATIONS-35.7%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-25.0%
Federal Home Loan Bank
  7.00%, 9/01/11                                $ 2,560      $ 2,619,459
U.S. Treasury Bond
  6.125%, 11/15/27                                7,785        8,128,007
U.S. Treasury Notes
  6.25%, 4/30/01                                 11,700       11,996,127
  6.50%, 8/31/01                                  6,900        7,140,396
  6.50%, 5/31/02                                  8,550        8,901,320
                                                             ------------
                                                              38,785,309

CORPORATE DEBT OBLIGATIONS-8.1%
ELECTRIC & GAS UTILITY-1.3%
Consolidated Edison Co.
  6.45%, 12/01/07                                 2,000        2,036,490

FINANCIAL-2.7%
Railcar Leasing LLC
  7.125%, 1/15/13 (e)                             2,000        2,150,038
United Companies Financial Corp.
  8.375%, 7/01/05                                 2,000        1,983,840
                                                             ------------
                                                               4,133,878

INDUSTRIAL-4.1%
Tele-Communications, Inc.
  9.80%, 2/01/12                                  1,650        2,054,811
The Williams Cos., Inc.
  6.125%, 2/01/01                                 2,000        2,004,760
Turner Broadcasting Systems, Inc.
  8.375%, 7/01/13                                 2,040        2,313,829
                                                             ------------
                                                               6,373,400
                                                             ------------
                                                              12,543,768


8


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)          VALUE
-------------------------------------------------------------------------
GOVERNMENT OBLIGATION-1.6%
AUSTRALIA-1.6%
Commonwealth of Australia
  10.00%, 10/15/07 (f)                           $2,750     $  2,424,470
YANKEE BOND-1.0%
Reliance Industries, Ltd.
  10.375%, 6/24/16 (e)                            1,650        1,595,976
Total Debt Obligations
  (cost $54,376,604)                                          55,349,523

SHORT-TERM INVESTMENTS-6.2%
COMMERCIAL PAPER-4.9%
Ford Motor Credit Corp.
  5.50%, 2/09/98                                  1,685        1,682,940
  5.59%, 2/02/98                                  2,500        2,499,612
Prudential Funding Corp.
  5.45%, 2/05/98                                  3,480        3,477,893
                                                            -------------
                                                               7,660,445

TIME DEPOSIT-1.3%
State Street Cayman Islands
  5.25%, 2/02/98                                 $2,000        2,000,000
Total Short-Term Investments
  (amortized cost $9,660,445)                                  9,660,445

TOTAL INVESTMENTS-100.0%
  (cost $141,326,182)                                        154,940,281
Other assets less liabilities-0.0%                                15,676

NET ASSETS-100%                                             $154,955,957


(a)  Non-income producing security.

(b)  Country of origin--United Kingdom.

(c)  Canadian holding.

(d)  Country of origin--Finland.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At January 31, 1998, the aggregate market value of these securities amounted to $3,746,014 representing 2.4% of net assets.

(f) Security, or portion thereof, with aggregate market value of $2,424,470 has been segregated to collateralize forward exchange currency contracts.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


9


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998 (UNAUDITED)                           ALLIANCE BALANCED SHARES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $141,326,182)          $154,940,281
  Cash                                                                   20,805
  Receivable for investment securities sold                           1,742,948
  Dividends and interest receivable                                     822,198
  Receivable for capital stock sold                                     277,313
  Prepaid expenses                                                        5,872
  Total assets                                                      157,809,417

LIABILITIES
  Payable for investment securities purchased                         2,106,249
  Unrealized depreciation of forward exchange currency contracts        203,662
  Unclaimed dividends                                                    90,989
  Advisory fee payable                                                   81,066
  Distribution fee payable                                               53,490
  Payable for capital stock redeemed                                     23,239
  Accrued expenses                                                      294,765
  Total liabilities                                                   2,853,460

NET ASSETS                                                         $154,955,957

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $    104,746
  Additional paid-in capital                                        131,951,823
  Undistributed net investment income                                   264,796
  Accumulated net realized gain on investments and foreign
    currency transactions                                             9,222,663
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      13,411,929
                                                                   $154,955,957

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($116,396,091/
    7,820,492 shares of capital stock issued and outstanding)            $14.88
  Sales charge--4.25% of public offering price                              .66
  Maximum offering price                                                 $15.54

  CLASS B SHARES
  Net asset value and offering price per share ($29,827,438/
    2,056,248 shares of capital stock issued and outstanding)            $14.51

  CLASS C SHARES
  Net asset value and offering price per share ($6,930,490/
    476,792 shares of capital stock issued and outstanding)              $14.54

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,801,938/121,033 shares of capital stock issued and
    outstanding)                                                         $14.89


See notes to financial statements.


10


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)          ALLIANCE BALANCED SHARES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                           $1,968,767
  Dividends                                             461,427   $  2,430,194

EXPENSES
  Advisory fee                                          469,582
  Distribution fee - Class A                            139,649
  Distribution fee - Class B                            131,685
  Distribution fee - Class C                             29,543
  Transfer agency                                       100,914
  Custodian                                              64,997
  Administrative                                         59,675
  Registration                                           58,445
  Audit and legal                                        51,460
  Printing                                               46,869
  Directors' fees                                        13,472
  Miscellaneous                                           8,535
  Total expenses                                                     1,174,826
  Net investment income                                              1,255,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions                      19,896,047
  Net realized gain on foreign currency transactions                   174,072
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    (12,442,692)
    Foreign currency denominated assets and liabilities               (202,170)
  Net gain on investments and foreign currency transactions          7,425,257

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  8,680,625


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE BALANCED SHARES
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   JAN. 31, 1998     JULY 31,
                                                    (UNAUDITED)        1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,255,368   $  2,595,635
  Net realized gain on investments and foreign
    currency transactions                            20,070,119      8,481,507
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities     (12,644,862)    27,536,311
  Net increase in net assets from operations          8,680,625     38,613,453

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (1,121,437)    (2,308,924)
    Class B                                            (193,415)      (341,037)
    Class C                                             (43,197)      (102,618)
    Advisor Class                                       (17,319)       (10,350)
  Net realized gain on investments
    Class A                                         (14,565,359)   (12,582,512)
    Class B                                          (3,474,566)    (2,409,113)
    Class C                                            (778,193)      (793,084)
    Advisor Class                                      (200,006)       (19,832)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            19,902,066       (335,371)
  Total increase                                      8,189,199     19,710,612

NET ASSETS
  Beginning of year                                 146,766,758    127,056,146
  End of period (including undistributed net
    investment income of $264,796 and $384,796,
     respectively)                                 $154,955,957   $146,766,758


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998 (UNAUDITED)                           ALLIANCE BALANCED SHARES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Balanced Shares (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price, or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE BALANCED SHARES
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisory Class shares (Advisor Class shares have no distribution fees).

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .625% of the first $200 million, .50% of the next $200 million and .45% of the excess over $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $59,675 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $76,066 for the six months ended January 31, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $5,530 from the sales of Class A shares, $16,867 and $1,087 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1998 amounted to $137,367, of which $625 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $234,383 and $2,533, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


14


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $74,969,476 and $85,993,019, respectively, for the six months ended January 31, 1998. There were purchases of $56,347,566 and sales of $49,519,869 of U.S. government and government agency obligations for the six months ended January 31, 1998.

At January 31, 1998, the cost of investments for federal income tax purposes was $141,326,182. Accordingly, gross unrealized appreciation of investments was $16,861,061 and gross unrealized depreciation of investments was $3,246,962 resulting in net unrealized appreciation of $13,614,099 excluding foreign currency transactions.

The Fund incurred and elected to defer post October currency losses of $15,159 for the year ended July 31, 1997.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At January 31, 1998, the Fund had outstanding forward exchange currency contracts, to buy and sell foreign currencies against the U.S. dollar, as follows:

                              CONTRACT    VALUE ON      U.S. $     UNREALIZED
                               AMOUNT   ORIGINATION    CURRENT    APPRECIATION
                                (000)       DATE        VALUE    (DEPRECIATION)
                              --------  -----------  ----------  --------------
FOREIGN CURRENCY BUY
  CONTRACTS
------------------------
Swedish Krona,
  settling 4/20/98              20,085   $2,540,520  $2,481,100    $ (59,420)

FOREIGN CURRENCY SALE
  CONTRACTS
------------------------
Australian Dollar,
  settling 2/12/98               3,552    2,261,900   2,435,397     (173,497)
Swedish Krona,
  settling 4/20/98              20,085    2,510,355   2,481,100       29,255
                                                                  ------------
                                                                   $(203,662)


2. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE BALANCED SHARES
_______________________________________________________________________________

purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended January 31, 1998, the Fund did not engage in any option transactions.

NOTE E: CAPITAL STOCK
There are 180,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 30,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31,1998     JULY 31,    JAN. 31,1998      JULY 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     -------------  -----------  ---------------  -------------
CLASS A
Shares sold              290,323       308,965     $ 4,782,584    $  4,417,304
Shares issued in
  reinvestment of
  dividends and
  distributions          884,666       872,819      12,998,847      12,031,921
Shares converted
  from Class B            24,157        37,939         388,498         545,801
Shares redeemed         (522,646)   (1,394,620)     (8,387,193)    (19,984,934)
Net increase(decrease)   676,500      (174,897)    $ 9,782,736    $ (2,989,908)

CLASS B
Shares sold              446,342       414,263     $ 6,864,148    $  5,850,511
Shares issued in
  reinvestment of
  dividends and
  distributions          239,830       168,175       3,435,475       2,274,998
Shares converted
  to Class A             (24,711)      (38,679)       (388,498)       (545,801)
Shares redeemed         (133,183)     (349,522)     (2,059,836)     (4,922,989)
Net increase             528,278       194,237     $ 7,851,289    $  2,656,719

CLASS C
Shares sold              124,603       116,909     $ 1,897,580    $  1,671,934
Shares issued in
  reinvestment of
  dividends and
  distributions           51,919        50,995         745,175         690,495
Shares redeemed          (47,222)     (261,860)       (729,094)     (3,718,421)
Net increase(decrease)   129,300       (93,956)    $ 1,913,661    $ (1,355,992)


16


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS     OCTOBER 2,     SIX MONTHS      OCTOBER 2,
                         ENDED         1996(A)         ENDED         1996(A)
                     JAN. 31,1998        TO,       JAN. 31,1998        TO
                      (UNAUDITED)   JULY 31,1997   (UNAUDITED)    JULY 31,1997
                     ------------  -------------  -------------  --------------
ADVISOR CLASS
Shares sold               13,302        99,609     $   199,621     $ 1,393,347
Shares issued in
  reinvestment of
  dividends and
  distributions           14,779         2,157         217,320          30,179
Shares redeemed           (3,809)       (5,005)        (62,561)        (69,716)
Net increase              24,272        96,761     $   354,380     $ 1,353,810


(a)  Commencement of distribution.


17


FINANCIAL HIGHLIGHTS                                   ALLIANCE BALANCED SHARES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                           OCTOBER 1,
                                                ENDED                                                1993
                                             JANUARY 31,            YEAR ENDED JULY 31,             THROUGH     YEAR ENDED
                                                 1998      -------------------------------------    JULY 31,     SEP. 30,
                                             (UNAUDITED)      1997          1996         1995        1994(A)        1993
                                            -------------  -----------  -----------  -----------  ------------  ----------
Net asset value, beginning of period          $16.17        $14.01        $15.08       $13.38       $14.40        $13.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .15(b)        .31(b)        .37          .46          .29           .34
Net realized and unrealized gain (loss)
  on investment transactions                     .79          3.97           .45         1.62         (.74)         1.29
Net increase (decrease) in net asset
  value from operations                          .94          4.28           .82         2.08         (.45)         1.63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)         (.32)         (.41)        (.36)        (.28)         (.43)
Distributions from net realized gains          (2.07)        (1.80)        (1.48)        (.02)        (.29)           -0-
Total dividends and distributions              (2.23)        (2.12)        (1.89)        (.38)        (.57)         (.43)
Net asset value, end of period                $14.88        $16.17        $14.01       $15.08       $13.38        $14.40

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.06%        33.46%         5.23%       15.99%       (3.21)%       12.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $116,396      $115,500      $102,567     $122,033     $157,637      $172,484
Ratio of expenses to average net assets         1.40%(d)      1.47%(e)      1.38%        1.32%        1.27%(d)      1.35%
Ratio of net investment income to
  average net assets                            1.83%(d)      2.11%         2.41%        3.12%        2.50%(d)      2.50%
Portfolio turnover rate                           91%          207%          227%         179%         116%          188%
Average commission rate (f)                   $.0565        $.0552            --           --           --            --


See footnote summary on page 21.

18

                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                           OCTOBER 1,
                                                ENDED                                                1993
                                             JANUARY 31,            YEAR ENDED JULY 31,             THROUGH     YEAR ENDED
                                                 1998      -------------------------------------    JULY 31,     SEP. 30,
                                             (UNAUDITED)      1997          1996         1995        1994(A)        1993
                                            -------------  -----------  -----------  -----------  ------------  ----------
Net asset value, beginning of period          $15.83        $13.79        $14.88       $13.23       $14.27        $13.13

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .08(b)        .19(b)        .28          .30          .22           .29
Net realized and unrealized gain (loss)
  on investment transactions                     .79          3.89           .42         1.65         (.75)         1.22
Net increase (decrease) in net asset
  value from operations                          .87          4.08           .70         1.95         (.53)         1.51

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.12)         (.24)         (.31)        (.28)        (.22)         (.37)
Distributions from net realized gains          (2.07)        (1.80)        (1.48)        (.02)        (.29)           -0-
Total dividends and distributions              (2.19)        (2.04)        (1.79)        (.30)        (.51)         (.37)
Net asset value, end of period                $14.51        $15.83        $13.79       $14.88       $13.23        $14.27

TOTAL RETURN
Total investment return based on net
  asset value (c)                               5.74%        32.34%         4.45%       15.07%       (3.80)%       11.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $29,827       $24,192       $18,393      $15,080      $14,347       $12,789
Ratio of expenses to average net assets         2.18%(d)      2.25%(e)      2.16%        2.11%        2.05%(d)      2.13%
Ratio of net investment income to
  average net assets                            1.06%(d)      1.32%         1.61%        2.30%        1.73%(d)      1.72%
Portfolio turnover rate                           91%          207%          227%         179%         116%          188%
Average commission rate (f)                   $.0565        $.0552            --           --           --            --


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS C
                                            --------------------------------------------------------------------------------
                                             SIX MONTHS                                           OCTOBER 1,       MAY 3,
                                                ENDED                                                1993         1993(G)
                                             JANUARY 31,            YEAR ENDED JULY 31,             THROUGH          TO
                                                 1998      -------------------------------------    JULY 31,   SEPTEMBER 30,
                                             (UNAUDITED)      1997          1996         1995        1994(A)        1993
                                            -------------  -----------  -----------  -----------  ------------  ------------
Net asset value, beginning of period          $15.86        $13.81        $14.89       $13.24       $14.28        $13.63

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .08(b)        .20(b)        .26          .30          .24           .11
Net realized and unrealized gain (loss)
  on investment transactions                     .79          3.89           .45         1.65         (.77)          .71
Net increase (decrease) in net asset
  value from operations                          .87          4.09           .71         1.95         (.53)          .82

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.12)         (.24)         (.31)        (.28)        (.22)         (.17)
Distributions from net realized gains          (2.07)        (1.80)        (1.48)        (.02)        (.29)           -0-
Total dividends and distributions              (2.19)        (2.04)        (1.79)        (.30)        (.51)         (.17)
Net asset value, end of period                $14.54        $15.86        $13.81       $14.89       $13.24        $14.28

TOTAL RETURN
Total investment return based on net
  asset value (c)                               5.72%        32.37%         4.52%       15.06%       (3.80)%        6.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,931        $5,510        $6,096       $5,108       $6,254        $1,487
Ratio of expenses to average net assets         2.16%(d)      2.23%(e)      2.15%        2.09%        2.03%(d)      2.29%(d)
Ratio of net investment income to
  average net assets                            1.08%(d)      1.37%         1.63%        2.32%        1.81%(d)      1.47%(d)
Portfolio turnover rate                           91%          207%          227%         179%         116%          188%
Average commission rate (f)                   $.0565        $.0552            --           --           --            --


See footnote summary on page 21.


20


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                                    ---------------------------
                                                    SIX MONTHS      OCTOBER 2,
                                                       ENDED          1996(G)
                                                    JANUARY 31,         TO
                                                        1998          JULY 31,
                                                    (UNAUDITED)        1997
                                                    -----------   -------------
Net asset value, beginning of period                   $16.17        $14.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                 .16           .23
Net realized and unrealized gain
  on investment transactions                              .81          3.22
Net increase in net asset
value from operations                                     .97          3.45

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                     (.18)         (.27)
Distributions from net realized gains                   (2.07)        (1.80)
Total dividends and distributions                       (2.25)        (2.07)
Net asset value, end of period                         $14.89        $16.17

TOTAL RETURN
Total investment return based on net asset value (c)     6.25%        25.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $1,802        $1,565
Ratio of expenses to average net assets (d)              1.16%         1.30%(e)
Ratio of net investment income to
  average net assets (d)                                 2.07%         2.15%
Portfolio turnover rate                                    91%          207%
Average commission rate                                $.0565        $.0552


(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(d)  Annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended July 31, 1997, the net expense ratio was 1.46%, 2.24%, 2.22% and 1.29% for Class A, B, C and Advisor Class shares, respectively.

(f) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distribution.


21


                                                       ALLIANCE BALANCED SHARES
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE W. CALVERT, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
MATTHEW D. BLOOM, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23


ALLIANCE BALANCED SHARES
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

BALSR